Inventory	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Inventory

Note 5 – Inventory:

Inventory is comprised of finished goods of dry packaged or rolled medical cannabis and cannabis oil, as well as the outputs of processing procedures, which include, inter alia, agricultural produce which has been transferred from biological assets, where the procedure of processing into finished goods has not yet been completed.

	December 31
	2024	2023
	NIS in thousands
Finished goods	62,706	60,468
Goods in process and dried inflorescence	57,599	45,001
Total inventory	120,305	105,469